CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands		Total shareholders' deficit attributable to ordinary shareholders Series Pre-A Preferred Shares	Total shareholders' deficit attributable to ordinary shareholders Cumulative effect of adoption of new accounting standard	Total shareholders' deficit attributable to ordinary shareholders Adjusted balance	Total shareholders' deficit attributable to ordinary shareholders Westwood Capital Group LLC		Total shareholders' deficit attributable to ordinary shareholders ECARX	Total shareholders' deficit attributable to ordinary shareholders Convertible note	Total shareholders' deficit attributable to ordinary shareholders	Ordinary shares Series Pre-A Preferred Shares	Ordinary shares Adjusted balance	Ordinary shares Westwood Capital Group LLC		Ordinary shares ECARX	Ordinary shares Convertible note	Ordinary shares		Treasury stock	Additional paid-in capital Series Pre-A Preferred Shares	Additional paid-in capital Adjusted balance	Additional paid-in capital Westwood Capital Group LLC		Additional paid-in capital ECARX	Additional paid-in capital Convertible note	Additional paid-in capital	Receivables from shareholders Adjusted balance	Receivables from shareholders	Accumulated other comprehensive income Adjusted balance	Accumulated other comprehensive income	Accumulated deficit Cumulative effect of adoption of new accounting standard	Accumulated deficit Adjusted balance	Accumulated deficit	Noncontrolling interests Adjusted balance	Noncontrolling interests	Series Pre-A Preferred Shares	Cumulative effect of adoption of new accounting standard	Adjusted balance	Westwood Capital Group LLC		ECARX	Convertible note	Total
Beginning balance at Dec. 31, 2022			$ (15)	$ (452,388)					$ (452,373)		$ 21					$ 21				$ 403,103					$ 403,103	$ (26,447)	$ (26,447)	$ 17,707	$ 17,707	$ (15)	$ (846,772)	$ (846,757)	$ (642)	$ (642)		$ (15)	$ (453,030)					$ (453,015)
Beginning balance (in shares) at Dec. 31, 2022											474,621,603					474,621,603
Net loss									(742,001)																							(742,001)		(8,254)								(750,255)
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes									(8,650)																				(8,650)													(8,650)
Foreign currency translation adjustment, net of nil income taxes									16,210																				16,210													16,210
Total comprehensive loss									(734,441)																				7,560			(742,001)		(8,254)								(742,695)
Contribution from noncontrolling shareholders									968																968									3,492								4,460
Settlement of receivable from shareholders									26,447																		$ 26,447															26,447
Shareholder contribution related to the issuance of exchangeable notes									909																909																	909
Deemed distribution arising from reorganization under common control									(31,672)																(31,672)																	(31,672)
Accretion of redeemable convertible preferred shares									(15,121)																(15,121)																	(15,121)
Ending balance at Dec. 31, 2023									(1,205,298)							$ 21									358,187				25,267			(1,588,773)		(5,404)								(1,210,702)
Ending balance (in shares) at Dec. 31, 2023	[1]															474,621,603
Net loss									(1,104,925)																							(1,104,925)		(2,364)								(1,107,289)
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes									13,547																				13,547													13,547
Foreign currency translation adjustment, net of nil income taxes									16,351																				16,351													16,351
Total comprehensive loss									(1,075,027)																				29,898			(1,104,925)		(2,364)								(1,077,391)
Contribution from noncontrolling shareholders																																		404								404
Accretion of redeemable convertible preferred shares									(2,979)																(2,979)																	(2,979)
Recapitalization of ordinary shares																$ (16)									16
Share-based compensation									31,930																31,930																	31,930
Issuance of ordinary shares					$ 4,307																$ 4,307																	$ 4,307
Issuance of ordinary shares (in shares)	[1]											902,500
Exercise of share options									318																318																	$ 318
Exercise of share options (in shares)																110,300	[1]																									0
Conversion of convertible notes to ordinary shares		$ 386,509						$ 30,114		$ 1									$ 386,508					$ 30,114											$ 386,509						$ 30,114
Conversion of convertible notes to ordinary shares (in shares)	[1]									68,228,526					3,011,368
Exchange of exchangeable notes to ordinary shares									365,970																365,970																	$ 365,970
Exchange of exchangeable notes to ordinary shares (in shares)	[1]															36,597,038
Issuance of ordinary shares and warrants to L Catterton Asia Acquisition Corp ("LCAA"), the Private Investment in Public Equity ("PIPE") investors and warrant holders in connection with the consummation of business combination, net of transaction costs									675,379							$ 1									675,378																	675,379
Issuance of ordinary shares and warrants to L Catterton Asia Acquisition Corp ("LCAA"), the Private Investment in Public Equity ("PIPE") investors and warrant holders in connection with the consummation of business combination, net of transaction costs (in shares)	[1]															92,859,735
Exercise of public warrants									5,975																5,975																	5,975
Exercise of public warrants (in shares)	[1]															495,724
Gain on disposal of a subsidiary under common control									990																990																	990
Meritz Securities Co., Ltd.("Meritz") share buyback									(71,050)																(71,050)																	(71,050)
Ending balance at Dec. 31, 2024									(852,862)							$ 7									1,785,664				55,165			(2,693,698)		(7,364)								$ (860,226)
Ending balance (in shares) at Dec. 31, 2024																676,826,794	[1]																									694,134,038
Net loss									(464,220)																							(464,220)		(2)								$ (464,222)
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes									13,875																				13,875													13,875
Foreign currency translation adjustment, net of nil income taxes									(29,222)																				(29,222)													(29,222)
Total comprehensive loss									(479,567)																				(15,347)			(464,220)		(2)								(479,569)
Share-based compensation									2,274																2,274																	$ 2,274
Issuance of ordinary shares					$ 1,301	[2]	$ 17,000														$ 1,301	[2]	$ 17,000															$ 1,301	[2]	$ 17,000
Issuance of ordinary shares (in shares)												649,000	[2]	12,408,759
Exercise of share options (in shares)																																										0
Conversion of convertible notes to ordinary shares									1,210									$ 3,178							(1,968)																	$ 1,210
Conversion of convertible notes to ordinary shares (in shares)																787,778
Disposal of an equity investment under common control									58,671																58,671																	58,671
Disposal of a subsidiary																																		(382)								(382)
Meritz Securities Co., Ltd.("Meritz") share buyback									(70,525)									(141,575)							71,050																	(70,525)
Meritz Securities Co., Ltd.("Meritz") share buyback (in shares)																(50,000,000)
Ending balance at Dec. 31, 2025									$ (1,322,498)							$ 7		$ (138,397)							$ 1,933,992				$ 39,818			$ (3,157,918)		$ (7,748)								$ (1,330,246)
Ending balance (in shares) at Dec. 31, 2025																640,672,331																										707,196,733

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.
[2]	Amounts less than US$0.5.